Cover	Oct. 26, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2020
Entity File Number	001-05424
Entity Registrant Name	DELTA AIR LINES, INC.
Entity Central Index Key	0000027904
Entity Tax Identification Number	58-0218548
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	P.O. Box 20706
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30320-6001
City Area Code	(404)
Local Phone Number	715-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DAL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false